IDENTIFIABLE INTANGIBLE ASSET (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Abstract]
Product rights, at cost	$ 10,037	$ 9,983
Finite Lived Trade Names Gross	270	258
Research and development in process gross	825	988
Intangible assets, gross, excluding goodwill	11,132	11,229
Product rights, accumulated amortization	4,601	3,429
Finite Lived Trade Names Accumulated Amortization	55	55
Intangible assets accumulated amortization	4,656	3,484
Products rights net	5,436	6,554
Trade Names Net	215	203
Research and development in process net	825	988
Intangible assets, net (excluding goodwill) total	6,476	7,745
Intangible assets charges against earnings
Amortization Of Intangible Assets	1,180	1,272	707
Impairment of intangible assets	393	858	143
Estimated aggregate amortization of intangible assets
2014	1,071
2015	836
2016	730
2017	715
2018	656
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	825	988
Revascor Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	258
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	258
Cinquil Cephalon [Member]
Intangible Assets [Abstract]
Research and development in process net	215
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	215
Lama Laba Microdose [Member]
Intangible Assets [Abstract]
Research and development in process net	140
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	140
MDT637 Microdose [Member]
Intangible Assets [Abstract]
Research and development in process net	107
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Research and development in process net	$ 107